Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15 - COMMITMENTS AND CONTINGENCIES

As of December 31, 2023, the Company entered into lease agreements as lessee with third parties for the operation. The Company has total future lease payment of $136,030. As of December 31, 2023, the Group did not have any purchase commitments or capital commitments.